Write-down and loss on sale of vessels - Additional Information - Asset Impairments (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2021 USD ($) credit_facility	Jan. 31, 2020 credit_facility	Jun. 30, 2018 credit_facility	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Feb. 05, 2021 vessel
Property, Plant and Equipment [Line Items]
Gain on commencement of sales-type lease (note 2)				$ 44,943	$ 0	$ 0
Teekay Tankers | Conventional Tankers | Ship-to-Ship Transfer Business (SPT)
Property, Plant and Equipment [Line Items]
Proceeds from Divestiture of Businesses				27,100
Proceeds From Divestiture Of Businesses Adjustment				$ 1,100
FPSO | Offshore Production
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				2
FPSO | Teekay Parent [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				1
FPSO | Teekay Parent [Member] | Offshore Production
Property, Plant and Equipment [Line Items]
Write down on vessel				$ 70,693	$ 175,000	0
FPSO | Teekay Parent [Member] | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				2	1
LNG Carriers | Teekay LNG
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | credit_facility		2
LNG Carriers | Teekay LNG | Liquefied Gas Segment [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				7
Write down on vessel				$ 51,000	$ 0	33,000
Number Of Vessels Sold | vessel					2
Aframax Tanker [Member] | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				9
Write down on vessel				$ 65,400
Suezmax | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel				3	3
Multi-gas carrier | Teekay LNG
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired			4	7
Petrojarl Foinaven FPSO
Property, Plant and Equipment [Line Items]
Gain on commencement of sales-type lease (note 2)				$ 44,900
Petrojarl Foinaven FPSO | Teekay Parent [Member] | Offshore Production
Property, Plant and Equipment [Line Items]
Write down on vessel				$ 0	$ 3,330	$ 0
Subsequent Events | Teekay Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel							2
Proceeds from Sale of Productive Assets	$ 32,000
Number Of Vessels Sold | credit_facility	2